Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of shares outstanding during the respective periods:
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net loss - basic and diluted	$(11,293)	$(23,539)	$(18,932)	$(35,906)
Deemed dividend related to the Exchange Offer	(2,466)	-	(2,466)	-
Net loss to common stockholders - basic and diluted	$(13,759)	$(23,539)	$(21,398)	$(35,906)
Basic and diluted weighted average number of Class A Common Stock	28,272	6,122	25,740	5,975
Basic and diluted net loss per share available to Class A Common Stock	$(0.49)	$(3.84)	$(0.83)	$(6.01)

The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of shares outstanding during the respective periods:
	2022	2021
Net loss available to common shares	$(95,255)	$(38,488)
Basic and diluted weighted average number of Class A Common Stock	11,339	5,820
Basic and diluted net loss available to Class A Common Stock	$(8.40)	$(6.61)

Schedule of Antidilutive and Reduce the Net Loss Per Common Stock	The following Class A common stock equivalents have been excluded from the computation of diluted net loss per common share as the effect would be antidilutive and reduce the net loss per common stock (shares in actuals):
	As of June 30,
	2023	2022
Series A preferred stock	-	4,646,698
2021 Bridge Debentures	-	6,759,642
2022 Bridge Debentures	-	7,810,509
Public and private warrants	10,378,750	-
Assumed warrants	258,652	1,905,853
Assumed options	2,239,881	2,965,500
Total antidilutive shares	12,877,283	24,088,202
The following Class A common stock equivalents have been excluded from the computation of diluted net loss per common share as the effect would be antidilutive and reduce the net loss per common stock (shares in actuals):
	2022	2021
Series A preferred stock	-	4,646,698
2021 Bridge Debentures	-	6,759,642
Public and private warrants	10,378,750	-
Assumed warrants	1,905,853	1,905,853
Assumed options	2,965,500	2,965,500
Total antidilutive shares	15,250,103	16,277,693